S000062376 [Member] Performance Management - BlackRock High Yield V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is relevant to the fund because it has characteristics similar to the Fund’s investment strategies. The Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is relevant to the fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	Class I Shares ANNUAL TOTAL RETURNS BlackRock High Yield V.I. Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 10.27% (quarter ended June 30, 2020) and the lowest return for a quarter was –12.39% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(12.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020